General information about financial statements (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Inter Holding Financeira S.A.
General Information [Line Items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	0.00%